Cover Page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	ACON S2 ACQUISITION CORP.
Entity Central Index Key	0001819438
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1550150
Entity Address, Address Line One	1133 Connecticut Avenue NW
Entity Address, Address Line Two	Ste. 700
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20036
City Area Code	202
Local Phone Number	454-1100